Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Dec. 17, 2020
Federal depository insurance coverage		$ 250,000					$ 250,000
Cash equivalents	$ 0	0		$ 0
Ordinary shares subject to possible redemption						37,375,000	37,375,000
Cash at bank	2,266,049	833,608		2,266,049
Cash held in trust account	373,800,000			373,800,000
Transaction costs—derivative warrant liabilities	946,010
Offering costs	19,500,000
Minimum tangible net worth required for compliance	5,000,001			$ 5,000,001
Minimum [Member]
Minimum tangible net worth required for compliance		5,000,001
IPO [Member]
Reimbursement received	$ 3,000,000.0	$ 3,000,000.0
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount	15,660,417	15,660,417
Common Class A [Member]
Ordinary shares subject to possible redemption	37,375,000	37,375,000		37,375,000				37,375,000
Common Class A [Member] | IPO [Member]
Number of warrants or rights outstanding	9,343,750			9,343,750
Private Placement Warrants [Member]
Number of warrants or rights outstanding	6,316,667			6,316,667
Enjoy Technology Inc [Member]
Cash equivalents	$ 58,452,000	$ 28,709,000		$ 58,452,000	$ 61,685,000
Ordinary shares subject to possible redemption	149,520,445	153,809,943		149,520,445	149,520,445
Antidilutive securities excluded from computation of earnings per share amount		217,458,775	173,435,085	184,914,100	171,484,989
Accounts receivable,Allowance for doubtful accounts	$ 0			$ 0	$ 0
Impairment of long lived assets				$ 0	0
Contract with customer timing of satisfaction of performance obligation and payment				Customer payments are due when control of services is transferred to the customer and are not conditional on anything other than payment terms, which typically are less than 60 days
Chargeback estimates related to services amount				$ 5,400,000	$ 2,200,000
Threshold minimum percentage for recognition of tax benefit				50.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk percentage				10.00%	10.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration risk percentage				57.00%	68.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage				27.00%	20.00%
Enjoy Technology Inc [Member] | Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage					11.00%
Enjoy Technology Inc [Member] | Internet Domain Names [Member]
Intangible assets useful life				15 years
Enjoy Technology Inc [Member] | Operations and Technology [Member]
Cost of employees				$ 12,400,000	$ 12,300,000
Enjoy Technology Inc [Member] | Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount		336,304	336,304	810,692	336,304
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member] | Reclassification from Permanent Equity to Temporary Equity [Member]
Ordinary shares subject to possible redemption						4.2	3,900,000